LOSS PER ORDINARY SHARE - Diluted (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Diluted
Loss (U.S. dollars in thousands)	$ 45,544	$ 29,370	$ 21,090
Adjustment for financial income of warrants		1,208	346
Loss used to determine diluted loss per share	$ 45,544	$ 30,578	$ 21,436
Weighted average number of ordinary shares outstanding during the period (in thousands)	176,579	128,514	110,814
Adjustment for warrants		295	901
Weighted average number of ordinary shares for diluted loss per share (in thousands)	176,579	128,809	111,715
Diluted loss per share (U.S. dollars)	$ 0.26	$ 0.24	$ 0.19